Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Category of carrying values and fair values
Total carrying value	$ 29,232		$ 30,781	$ 20,380
Fair value	27,898		33,252	23,825
Borrowings	29,232		30,781	20,380
Due within one year
Category of carrying values and fair values
Borrowings	5,500
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	294		320	339
Instruments at fair value through profit or loss | Bonds
Category of carrying values and fair values
(Gain)/loss on fair value of financial liabilities due to changes in credit risk	(2)
Accumulated gain (loss) on financial liabilities designated at fair value through profit or loss	31
Amortised cost
Category of carrying values and fair values
Total carrying value	27,136		28,551	16,981
Fair value hedges [member]
Category of carrying values and fair values
Total carrying value				371
Cash flow hedges [member]
Category of carrying values and fair values
Total carrying value	1,802		1,910	2,689
Overdrafts
Category of carrying values and fair values
Total carrying value	183		291	286
Fair value	183		291	286
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	183		291	286
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value	228		233	192
Fair value	228		233	192
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value	725		754	489
Fair value	725		754	489
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	228		233	192
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	725		754	489
Loans | Due within one year
Category of carrying values and fair values
Total carrying value	5,131		1,369	1,908
Fair value	5,105		1,378	1,922
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value	22,965		28,134	17,505
Fair value	21,657		30,596	20,936
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	287
Loans | Instruments at fair value through profit or loss | Due within one year
Category of carrying values and fair values
Total carrying value	294
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value			320	339
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	4,837		1,369	923
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	21,163		25,904	15,091
Loans | Fair value hedges [member] | Due within one year
Category of carrying values and fair values
Total carrying value				371
Loans | Cash flow hedges [member] | Due within one year
Category of carrying values and fair values
Total carrying value				614
Loans | Cash flow hedges [member] | Due after more than one year
Category of carrying values and fair values
Total carrying value	$ 1,802		$ 1,910	$ 2,075
0.875% Non-callable bond due 2021
Category of carrying values and fair values
Interest rate on borrowings	0.875%	0.875%	0.875%	0.875%	0.875%
Loss on fair value hedge adjustment	$ 10
Notional amount | €		€ 750			€ 750
0.875% Non-callable bond due 2021 | Fair value hedges [member]
Category of carrying values and fair values
Hedged item, liabilities | €		€ 300			€ 300
7% Guaranteed debentures
Category of carrying values and fair values
Borrowings	$ 288
Interest rate on borrowings	7.00%	7.00%
7% Guaranteed debentures | Instruments at fair value through profit or loss
Category of carrying values and fair values
Interest rate on borrowings	7.00%	7.00%
Euro 500 million callable bond, 0.25% | Cash flow hedges [member]
Category of carrying values and fair values
Interest rate on borrowings				0.25%	0.25%
Notional amount				$ 500
Euro 900 million callable bond, 0.75% | Cash flow hedges [member]
Category of carrying values and fair values
Interest rate on borrowings	0.75%	0.75%
Notional amount	$ 900
Euro 800 million callable bond, 1.25% | Cash flow hedges [member]
Category of carrying values and fair values
Interest rate on borrowings	1.25%	1.25%
Notional amount	$ 800